Trade and other receivables - Summary of Trade and other receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current
Trade receivables	$ 120	$ 117
Less: Loss allowance	(20)	(22)
Trade receivables, net	100	95
Loans and advances	207	118
Less: Loss allowance	(22)	(11)
Loans and advances, net	185	107
Payment cycle receivables	108	71
Less: Loss allowance	(21)	(18)
Payment cycle receivables, net	87	53
Trade and other current receivables	$ 372	$ 255